Employee benefits - Summary of Changes in the Plan Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		¥ 144,700
Remeasurements:
Ending balance of the fiscal year		132,293	¥ 144,700
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		81,603
Remeasurements:
Ending balance of the fiscal year		71,170	81,603
Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		474,933	476,411
Interest income		3,649	3,026
Remeasurements:
Return on plan assets excluding interest income		(13,378)	17,617
Translation adjustments		0	0
Employer contribution		5,650	2,476
Plan participants' contributions		0	0
Benefits paid		(23,107)	(24,597)
Curtailments and settlements	[1]	0	0
Ending balance of the fiscal year		447,747	474,933
Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		198,791	288,394
Interest income		2,804	3,955
Remeasurements:
Return on plan assets excluding interest income		(43,173)	(10,121)
Translation adjustments		5,760	13,880
Employer contribution		3,444	4,573
Plan participants' contributions		516	333
Benefits paid		(8,240)	(37,545)
Refunds from the plans		0	(5,005)
Curtailments and settlements	[1]	(102,915)	(59,673)
Ending balance of the fiscal year		¥ 56,987	¥ 198,791

[1]	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsidiaries.